Basis of Presentation and Consolidation	9 Months Ended
Sep. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Consolidation
2. Basis of Presentation and Consolidation
The accompanying unaudited condensed consolidated financial statements of the Company have been prepared on the accrual basis using accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC. Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP are not required in these interim financial statements and have been condensed or omitted. Management believes that the information furnished reflects all normal recurring adjustments necessary to fairly present the Company’s consolidated financial position, results of operations and cash flows for the periods indicated. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements presented in Kodiak’s latest annual financial statements included in Kodiak’s final prospectus filed with the SEC on June 30, 2023 pursuant to Rule 424(b)(4) (the “IPO Prospectus”), which contain a more comprehensive summary of the Company’s accounting policies. The interim results reported herein are not necessarily indicative of results for a full year.
These unaudited condensed consolidated financial statements include the accounts of Kodiak and its wholly owned subsidiaries. All significant intercompany transactions and balances have been eliminated upon consolidation.
Recently Adopted Accounting Pronouncements
In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2016-13,
Financial Instruments—Credit Losses (“Topic 326”): Measurement of Credit Losses on Financial Instruments
which changes the impairment model for financial assets measured at amortized cost and certain other instruments, including trade and other receivables, held-to-maturity
debt securities and loans, and requires entities to use a new current expected credit loss model that will result in earlier recognition of allowance for losses. The Company adopted this Topic 326 on January 1, 2023. The adoption of this amendment did not have a material impact on the Company’s consolidated financial statements.